UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05526

J.P. Morgan Mutual Fund Investment Trust

(Exact name of registrant as specified in charter)

245 Park Avenue

New York, New York 10167

(Address of principal executive offices) (Zip code)

Frank J. Nasta

245 Park Avenue

New York, New York 10167

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: June 30

Date of reporting period: March 31, 2010

ITEM 1. SCHEDULE OF INVESTMENTS.

J.P. Morgan Mutual Fund Investment Trust

Schedule of Portfolio Investments as of March 31, 2010

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.  The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.

JPMorgan Distribution Services, Inc.

© J.P. Morgan Chase & Co., 2006.

JPMorgan Growth Advantage Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MARCH 31, 2010 (Unaudited)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 96.4%
Consumer Discretionary — 18.2%
	Auto Components — 1.8%
466	Gentex Corp. (c)	9,042
203	Johnson Controls, Inc.	6,687

		15,729
	Automobiles — 0.7%
222	Harley-Davidson, Inc. (c)	6,218

	Diversified Consumer Services — 1.5%
201	Coinstar, Inc. (a) (c)	6,519
330	Education Management Corp. (a) (c)	7,230

		13,749
	Hotels, Restaurants & Leisure — 2.3%
310	Royal Caribbean Cruises Ltd. (a) (c)	10,230
216	Starwood Hotels & Resorts Worldwide, Inc. (c)	10,060

		20,290
	Internet & Catalog Retail — 2.4%
105	Amazon.com, Inc. (a) (c)	14,265
98	Netflix, Inc. (a) (c)	7,234

		21,499
	Media — 1.6%
424	Walt Disney Co. (The)	14,816

	Multiline Retail — 1.0%
157	Kohl's Corp. (a)	8,606

	Specialty Retail — 6.1%
405	Dick's Sporting Goods, Inc. (a) (c)	10,582
190	DSW, Inc., Class A (a) (c)	4,851
180	J Crew Group, Inc. (a) (c)	8,267
491	OfficeMax, Inc. (a)	8,065
148	Sherwin-Williams Co. (The) (c)	9,996
492	Williams-Sonoma, Inc. (c)	12,935

		54,696
	Textiles, Apparel & Luxury Goods — 0.8%
130	Phillips-Van Heusen Corp.	7,440

	Total Consumer Discretionary	163,043
Consumer Staples — 2.8%
	Beverages — 1.6%
268	Coca-Cola Co. (The)	14,757

	Food & Staples Retailing — 1.2%
179	Costco Wholesale Corp.	10,694

	Total Consumer Staples	25,451
Energy — 4.2%
	Energy Equipment & Services — 0.9%
193	Cameron International Corp. (a)	8,279

	Oil, Gas & Consumable Fuels — 3.3%
159	Concho Resources, Inc. (a) (c)	8,023
244	Forest Oil Corp. (a) (c)	6,295
101	Noble Energy, Inc.	7,402
200	Southwestern Energy Co. (a)	8,160

		29,880
	Total Energy	38,159
Financials — 8.5%
	Capital Markets — 3.5%
36	BlackRock, Inc.	7,730
51	Goldman Sachs Group, Inc. (The)	8,685
402	Och-Ziff Capital Management Group LLC, Class A	6,437
157	T. Rowe Price Group, Inc. (c)	8,619

		31,471
	Commercial Banks — 3.4%
285	BB&T Corp. (c)	9,231
341	U.S. Bancorp	8,830
404	Wells Fargo & Co.	12,557

		30,618
	Diversified Financial Services — 0.8%
183	MSCI, Inc., Class A (a) (c)	6,621

	Insurance — 0.8%
141	ACE Ltd., (Switzerland)	7,348

	Total Financials	76,058
Health Care — 12.9%
	Biotechnology — 2.6%
111	Alexion Pharmaceuticals, Inc. (a)	6,008
271	Celgene Corp. (a) (c)	16,785

		22,793
	Health Care Equipment & Supplies — 1.3%
355	Insulet Corp. (a) (c)	5,352
198	Thoratec Corp. (a) (c)	6,623

		11,975
	Health Care Providers & Services — 4.0%
247	Emeritus Corp. (a) (c)	5,016
132	Express Scripts, Inc. (a)	13,402
531	UnitedHealth Group, Inc.	17,341

		35,759
	Health Care Technology — 0.5%
223	MedAssets, Inc. (a) (c)	4,687

	Life Sciences Tools & Services — 0.9%
512	Bruker Corp. (a) (c)	7,504

	Pharmaceuticals — 3.6%
512	Merck & Co., Inc.	19,131
213	Teva Pharmaceutical Industries Ltd., (Israel), ADR (c)	13,461

		32,592
	Total Health Care	115,310
Industrials — 13.4%
	Aerospace & Defense — 2.9%
122	Goodrich Corp.	8,611
121	HEICO Corp. (c)	6,218
86	Precision Castparts Corp.	10,941

		25,770
	Building Products — 1.6%
219	Lennox International, Inc.	9,719
197	Trex Co., Inc. (a) (c)	4,185

		13,904
	Commercial Services & Supplies — 0.9%
243	Waste Connections, Inc. (a)	8,257

	Construction & Engineering — 0.8%
261	Aecom Technology Corp. (a)	7,408

	Electrical Equipment — 2.0%
26	First Solar, Inc. (a) (c)	3,201
453	Generac Holdings, Inc. (a)	6,340
147	Roper Industries, Inc. (c)	8,502

		18,043
	Machinery — 1.9%
181	Cummins, Inc. (c)	11,238
145	Wabtec Corp. (c)	6,103

		17,341
	Road & Rail — 2.0%
158	Canadian National Railway Co., (Canada) (c)	9,597
193	Landstar System, Inc.	8,094

		17,691
	Trading Companies & Distributors — 1.3%
110	W.W. Grainger, Inc. (c)	11,861

	Total Industrials	120,275
Information Technology — 34.9%
	Communications Equipment — 4.1%
840	Cisco Systems, Inc. (a)	21,873
359	QUALCOMM, Inc.	15,066

		36,939
	Computers & Peripherals — 8.2%
155	Apple, Inc. (a)	36,355
713	EMC Corp. (a)	12,868
449	Hewlett-Packard Co.	23,886

		73,109
	Electronic Equipment, Instruments & Components — 1.1%
227	Amphenol Corp., Class A	9,585

	Internet Software & Services — 3.9%
62	Equinix, Inc. (a) (c)	5,986
51	Google, Inc., Class A (a)	28,861

		34,847
	IT Services — 8.0%
125	Alliance Data Systems Corp. (a) (c)	7,980
529	Amdocs Ltd., (United Kingdom) (a)	15,922
264	Cognizant Technology Solutions Corp., Class A (a)	13,464
273	Hewitt Associates, Inc., Class A (a)	10,844
59	MasterCard, Inc., Class A (c)	14,986
527	Western Union Co. (The)	8,936

		72,132
	Semiconductors & Semiconductor Equipment — 4.2%
259	Broadcom Corp., Class A	8,604
590	Intel Corp.	13,131
210	Lam Research Corp. (a)	7,830
401	Marvell Technology Group Ltd., (Bermuda) (a)	8,174

		37,739
	Software — 5.4%
148	Blackboard, Inc. (a) (c)	6,162
1,276	Microsoft Corp.	37,354
191	Taleo Corp., Class A (a) (c)	4,949

		48,465
	Total Information Technology	312,816
Materials — 1.5%
	Containers & Packaging — 0.7%
124	Greif, Inc., Class A	6,783

	Metals & Mining — 0.8%
83	Freeport-McMoRan Copper & Gold, Inc.	6,942

	Total Materials	13,725
	Total Common Stocks (Cost $684,978)	864,837
Investment Company — 3.5%
30,847	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.070% (b) (l) (Cost $30,847)	30,847

Investments of Cash Collateral for Securities on Loan — 20.6%
	Investment Company — 20.6%
184,529	JPMorgan Prime Money Market Fund, Capital Shares, 0.100% (b) (l) (Cost $184,529)	184,529

	Total Investments — 120.5% (Cost $900,354)	1,080,213
	Liabilities in Excess of Other Assets — (20.5)%	(183,431)
	NET ASSETS — 100.0%	$896,782

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

ADR	—	American Depositary Receipt
(a)		Non-income producing security.
(b)		Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)		Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(l)		The rate shown is the current yield as of March 31, 2010.

As of March 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$183,616
Aggregate gross unrealized depreciation	(3,757)
Net unrealized appreciation/depreciation	$179,859
Federal income tax cost of investments	$900,354

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented in the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities #	$1,066,752	$13,461	$–	$1,080,213

# Portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the Schedule of Portfolio Investments(“SOI”). Level 2 consists of an ADR, the reported value of which is an evaluated price. Please refer to the SOI for industry specifics of the portfolio holdings.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

J.P. Morgan Mutual Fund Investment Trust

By:	/s/____________________________________

George C. W. Gatch

President and Principal Executive Officer

May 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/____________________________________

George C. W. Gatch

President and Principal Executive Officer

May 24, 2010

By:	/s/____________________________________

Patricia A. Maleski

Treasurer and Principal Financial Officer

May 24, 2010